UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22524

Precidian ETFs Trust

(Exact name of registrant as specified in charter)

350 Main Street

Suite 9

Bedminster, New Jersey 07921

(Address of principal executive offices) (Zip code)

Mark Criscitello

Precidian Funds LLC

350 Main Street

Suite 9

Bedminster, NJ 07921

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (908) 781-0560

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments
December 31, 2012 (Unaudited)

	Shares	Value
Common Stocks - 99.4%
Air Freight & Logistics - 0.5%
Yamato Holdings Co., Ltd.	67,200	$1,014,574

Airlines - 0.1%
All Nippon Airways Co., Ltd.	84,000	175,495

Auto Components - 2.2%
Bridgestone Corp.	67,200	1,725,086
Denso Corp.	67,200	2,306,061
Yokohama Rubber Co., Ltd./The(a)	56,000	400,762
		4,431,909
Automobiles - 5.8%
Fuji Heavy Industries Ltd.	56,000	695,516
Honda Motor Co., Ltd.	131,600	4,777,307
Isuzu Motors Ltd.	84,000	495,458
Mazda Motor Corp.*	84,000	168,708
Mitsubishi Motors Corp.*	84,000	86,293
Nissan Motor Co., Ltd.	67,200	629,067
Suzuki Motor Corp.	67,200	1,739,048
Toyota Motor Corp.	67,200	3,106,550
		11,697,947
Beverages - 1.3%
Asahi Group Holdings Ltd.(a)	67,200	1,424,902
Kirin Holdings Co., Ltd.	56,000	654,146
Sapporo Holdings Ltd.	56,000	180,343
Takara Holdings, Inc.	56,000	442,131
		2,701,522
Building Products - 1.8%
Asahi Glass Co., Ltd.	56,000	404,640
Daikin Industries Ltd.	67,200	2,282,016
Nippon Sheet Glass Co., Ltd.	84,000	109,563
Nitto Boseki Co., Ltd.	84,000	328,689
TOTO Ltd.	56,000	417,568
		3,542,476
Capital Markets - 0.6%
Daiwa Securities Group, Inc.	56,000	307,035
Matsui Securities Co., Ltd.	67,200	605,021
Nomura Holdings, Inc.	67,200	390,161
		1,302,217
Chemicals - 4.6%
Asahi Kasei Corp.	56,000	327,720
Denki Kagaku Kogyo KK	84,000	284,088
Kuraray Co., Ltd.	67,200	872,626
Mitsubishi Chemical Holdings Corp.	42,000	206,522
Mitsui Chemicals, Inc.	84,000	216,217
Nippon Kayaku Co., Ltd.	56,000	612,131
Nippon Soda Co., Ltd.	56,000	254,678
Nissan Chemical Industries Ltd.	67,200	788,079
Shin-Etsu Chemical Co., Ltd.	67,200	4,056,744
Showa Denko KK(a)	84,000	127,016
Sumitomo Chemical Co., Ltd.	56,000	173,879
Teijin Ltd.	84,000	206,522
Tokai Carbon Co., Ltd.	56,000	232,054
Tokuyama Corp.	56,000	122,168
Toray Industries, Inc.	56,000	340,648
Tosoh Corp.	84,000	199,734
Ube Industries Ltd.	84,000	199,734
		9,220,560
Commercial Banks - 1.4%
Aozora Bank Ltd.	56,000	170,647
Bank of Yokohama Ltd./The	56,000	258,556
Chiba Bank Ltd./The	56,000	325,780
Fukuoka Financial Group, Inc.	56,000	222,358
Mitsubishi UFJ Financial Group, Inc.	67,200	357,583
Mizuho Financial Group, Inc.	67,200	121,780
Resona Holdings, Inc.	8,400	38,008
Shinsei Bank Ltd.	84,000	165,799
Shizuoka Bank Ltd./The	56,000	543,614
Sumitomo Mitsui Financial Group, Inc.	8,400	302,026
Sumitomo Mitsui Trust Holdings, Inc.	84,000	291,845
		2,797,996
Commercial Services & Supplies - 2.1%
Dai Nippon Printing Co., Ltd.	56,000	435,021
Secom Co., Ltd.	67,200	3,362,521
Toppan Printing Co., Ltd.	56,000	343,879
		4,141,421
Computers & Peripherals - 0.4%
Fujitsu Ltd.	56,000	232,700
NEC Corp.*	84,000	175,495
Toshiba Corp.	84,000	326,750
		734,945

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
December 31, 2012 (Unaudited)

	Shares	Value
Common Stocks (continued)
Construction & Engineering - 2.5%
Chiyoda Corp.	56,000	$793,767
COMSYS Holdings Corp.	67,200	857,889
JGC Corp.	69,000	2,131,286
Kajima Corp.	84,000	275,362
Obayashi Corp.	56,000	312,853
Shimizu Corp.	84,000	313,176
Taisei Corp.	84,000	277,301
		4,961,634
Construction Materials - 0.3%
Sumitomo Osaka Cement Co., Ltd.	84,000	303,480
Taiheiyo Cement Corp.	84,000	228,822
		532,302
Consumer Finance - 0.8%
Credit Saison Co., Ltd.	67,200	1,663,032

Containers & Packaging - 0.4%
Toyo Seikan Kaisha Ltd.	67,200	893,570

Diversified Telecommunication Services - 0.2%
Nippon Telegraph & Telephone Corp.	8,400	351,959

Electric Utilities - 0.1%
Chubu Electric Power Co., Inc.	8,400	111,502
Kansai Electric Power Co., Inc./The	8,400	87,941
Tokyo Electric Power Co., Inc.*	8,400	19,974
		219,417
Electrical Equipment - 1.0%
Fuji Electric Co., Ltd.	84,000	204,583
Fujikura Ltd.	56,000	172,586
Furukawa Electric Co., Ltd.*	56,000	124,107
GS Yuasa Corp.(a)	56,000	223,651
Mitsubishi Electric Corp.	56,000	472,511
Sumitomo Electric Industries Ltd.	67,200	766,360
		1,963,798
Electronic Equipment, Instruments & Components - 7.0%
Alps Electric Co., Ltd.	67,200	400,245
Citizen Holdings Co., Ltd.	67,200	350,602
FUJIFILM Holdings Corp.	67,200	1,336,476
Hitachi Ltd.	84,000	488,671
Kyocera Corp.	67,200	6,026,941
Mitsumi Electric Co., Ltd.*	67,200	387,058
Nippon Electric Glass Co., Ltd.	112,000	629,584
Oki Electric Industry Co., Ltd.*	84,000	101,806
Taiyo Yuden Co., Ltd.(a)	64,400	560,485
TDK Corp.(a)	67,200	2,412,327
Yaskawa Electric Corp.	56,000	531,979
Yokogawa Electric Corp.	67,200	729,904
		13,956,078
Food & Staples Retailing - 1.6%
Aeon Co., Ltd.	67,200	765,584
Seven & I Holdings Co., Ltd.	67,200	1,890,303
UNY Co., Ltd.	67,200	495,652
		3,151,539
Food Products - 2.3%
Ajinomoto Co., Inc.	56,000	738,824
Kikkoman Corp.	56,000	795,060
Maruha Nichiro Holdings, Inc.	84,000	146,407
MEIJI Holdings Co., Ltd.	8,400	362,625
Nichirei Corp.	84,000	436,313
Nippon Meat Packers, Inc.	84,000	1,158,654
Nippon Suisan Kaisha Ltd.	67,200	138,069
Nisshin Seifun Group, Inc.	70,000	871,011
		4,646,963
Gas Utilities - 0.3%
Osaka Gas Co., Ltd.	84,000	304,450
Tokyo Gas Co., Ltd.	84,000	382,986
		687,436
Health Care Equipment & Supplies - 2.0%
Olympus Corp.*	67,200	1,291,487
Terumo Corp.	67,200	2,641,150
		3,932,637
Hotels, Restaurants & Leisure - 0.2%
Tokyo Dome Corp.*	84,000	302,511

Household Durables - 1.3%
Casio Computer Co., Ltd.(a)	67,200	584,078
Panasonic Corp.	67,200	404,899
Pioneer Corp.*	67,200	165,993
Sekisui House Ltd.	56,000	608,899
Sharp Corp.(a)	56,000	195,856

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
December 31, 2012 (Unaudited)

	Shares	Value
Common Stocks (continued)
Sony Corp.	67,200	$743,090
		2,702,815
Industrial Conglomerates - 0.2%
Nisshinbo Holdings, Inc.	56,000	467,986

Insurance - 1.2%
Dai-ichi Life Insurance Co., Ltd./The	84	116,253
MS&AD Insurance Group Holdings	19,600	385,733
NKSJ Holdings, Inc.	14,000	296,532
Sony Financial Holdings, Inc.	28,000	497,720
T&D Holdings, Inc.	14,000	168,223
Tokio Marine Holdings, Inc.	33,600	924,209
		2,388,670
Internet Software & Services - 0.0%†
Yahoo Japan Corp.	280	90,042

IT Services - 1.0%
NTT Data Corp.	672	2,084,220

Leisure Equipment & Products - 1.3%
Nikon Corp.	67,200	1,959,337
Yamaha Corp.	67,200	704,307
		2,663,644
Machinery - 10.8%
Amada Co., Ltd.	56,000	358,746
Ebara Corp.	56,000	232,700
FANUC Corp.	67,200	12,348,635
Furukawa Co., Ltd.*	84,000	84,354
Hino Motors Ltd.	56,000	499,659
Hitachi Construction Machinery Co., Ltd.(a)	67,200	1,389,997
Hitachi Zosen Corp.	70,000	97,766
IHI Corp.	84,000	215,248
Japan Steel Works Ltd./The	84,000	541,028
JTEKT Corp.	67,200	631,394
Kawasaki Heavy Industries Ltd.	84,000	224,944
Komatsu Ltd.	67,200	1,694,059
Kubota Corp.	56,000	637,341
Meidensha Corp.	56,000	188,100
Minebea Co., Ltd.	56,000	196,503
Mitsubishi Heavy Industries Ltd.	84,000	402,378
Mitsui Engineering & Shipbuilding Co., Ltd.	84,000	127,985
NGK Insulators Ltd.	56,000	656,732
NSK Ltd.	56,000	393,652
NTN Corp.	56,000	149,316
OKUMA Corp.	56,000	380,077
Sumitomo Heavy Industries Ltd.	56,000	263,081
		21,713,695
Marine - 0.2%
Kawasaki Kisen Kaisha Ltd.*	56,000	84,677
Mitsui OSK Lines Ltd.	56,000	164,183
Nippon Yusen KK	84,000	194,887
		443,747
Media - 1.0%
Dentsu, Inc.	67,200	1,787,915
SKY Perfect JSAT Holdings, Inc.	56	23,238
Toho Co., Ltd.	8,400	147,280
		1,958,433
Metals & Mining - 1.4%
Dowa Holdings Co., Ltd.	56,000	358,746
JFE Holdings, Inc.	8,400	155,328
Kobe Steel Ltd.	84,000	105,685
Mitsubishi Materials Corp.	84,000	283,119
Mitsui Mining & Smelting Co., Ltd.	84,000	204,582
Nippon Light Metal Holdings Co., Ltd.*	84,000	98,898
Nippon Steel & Sumitomo Metal Corp.	84,000	203,613
Nisshin Steel Holdings Co., Ltd.*	8,400	76,597
Pacific Metals Co., Ltd.(a)	56,000	261,142
Sumitomo Metal Mining Co., Ltd.	56,000	780,839
Toho Zinc Co., Ltd.	56,000	242,396
		2,770,945
Multiline Retail - 0.9%
Isetan Mitsukoshi Holdings Ltd.	67,200	653,113
J Front Retailing Co., Ltd.	56,000	308,328
Marui Group Co., Ltd.	67,200	532,884
Takashimaya Co., Ltd.	56,000	396,237
		1,890,562
Office Electronics - 2.4%
Canon, Inc.(a)	98,000	3,778,150
Konica Minolta Holdings, Inc.	70,000	497,720

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
December 31, 2012 (Unaudited)

	Shares	Value
Common Stocks (continued)
Ricoh Co., Ltd.	56,000	$586,276
		4,862,146
Oil, Gas & Consumable Fuels - 0.5%
Inpex Corp.	56	295,723
JX Holdings, Inc.	67,200	374,648
Showa Shell Sekiyu KK(a)	67,200	378,526
		1,048,897
Paper & Forest Products - 0.4%
Hokuetsu Kishu Paper Co., Ltd.	70,000	403,186
Mitsubishi Paper Mills Ltd.*	84,000	83,384
Nippon Paper Group, Inc.(a)	8,400	115,672
Oji Holdings Corp.	56,000	191,331
		793,573
Personal Products - 1.3%
Kao Corp.	67,200	1,744,477
Shiseido Co., Ltd.	67,200	943,988
		2,688,465
Pharmaceuticals - 6.8%
Astellas Pharma, Inc.	67,200	3,005,714
Chugai Pharmaceutical Co., Ltd.	67,200	1,280,628
Daiichi Sankyo Co., Ltd.	67,200	1,025,433
Dainippon Sumitomo Pharma Co., Ltd.	67,200	802,816
Eisai Co., Ltd.	67,200	2,792,405
Kyowa Hakko Kirin Co., Ltd.	56,000	548,785
Shionogi & Co., Ltd.	67,200	1,114,635
Takeda Pharmaceutical Co., Ltd.	67,200	2,990,200
		13,560,616
Real Estate Management & Development - 4.0%
Daiwa House Industry Co., Ltd.	56,000	956,011
Heiwa Real Estate Co., Ltd.	14,000	189,231
Mitsubishi Estate Co., Ltd.	56,000	1,324,453
Mitsui Fudosan Co., Ltd.	84,000	2,026,433
Sumitomo Realty & Development Co., Ltd.	84,000	2,760,408
Tokyo Tatemono Co., Ltd.	56,000	283,765
Tokyu Land Corp.	56,000	404,640
		7,944,941
Road & Rail - 1.9%
Central Japan Railway Co.	5,600	452,473
East Japan Railway Co.	5,600	360,686
Keio Corp.	56,000	415,629
Keisei Electric Railway Co., Ltd.	56,000	470,572
Nippon Express Co., Ltd.	84,000	344,203
Odakyu Electric Railway Co., Ltd.	56,000	580,458
Tobu Railway Co., Ltd.	56,000	295,400
Tokyu Corp.	84,000	471,218
West Japan Railway Co.	8,400	329,659
		3,720,298
Semiconductors & Semiconductor Equipment - 2.8%
Advantest Corp.	131,600	2,047,634
Dainippon Screen Manufacturing Co., Ltd.*	56,000	338,062
Sumco Corp.*	8,400	81,445
Tokyo Electron Ltd.	67,200	3,052,254
		5,519,395
Software - 1.8%
Konami Corp.	67,200	1,498,591
Trend Micro, Inc.(a)	67,200	2,011,307
		3,509,898
Specialty Retail - 8.4%
Fast Retailing Co., Ltd.	67,200	16,940,590

Textiles, Apparel & Luxury Goods - 0.1%
Toyobo Co., Ltd.	84,000	119,259
Unitika Ltd.*	84,000	45,570
		164,829
Tobacco - 0.9%
Japan Tobacco, Inc.	67,200	1,892,630

Trading Companies & Distributors - 2.9%
ITOCHU Corp.	67,200	703,531
Marubeni Corp.	56,000	396,884
Mitsubishi Corp.	67,200	1,277,525
Mitsui & Co., Ltd.	67,200	995,182
Sojitz Corp.	5,600	8,209
Sumitomo Corp.	67,200	853,235
Toyota Tsusho Corp.	67,200	1,639,762
		5,874,328
Transportation Infrastructure - 0.4%
Mitsubishi Logistics Corp.	56,000	795,706

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
December 31, 2012 (Unaudited)

	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services - 6.0%
KDDI Corp.	67,200	$4,723,818
NTT DoCoMo, Inc.	84	120,228
Softbank Corp.	198,800	7,205,310
		12,049,356
Total Common Stocks
(Cost $201,219,544)		199,564,365
	Principal Amount
Repurchase Agreement - 2.9%
BNP Paribas Securities Corp., 0.17%, dated 12/31/12, due 01/02/13, repurchased price $5,785,057, collateralized by U.S. Government Treasury Securities, ranging from 0.25% - 0.88%, maturing 03/31/14 - 04/30/17; total market value $5,901,289(b)	$5,785,002	5,785,002
Total Repurchase Agreement (Cost $5,785,002)		5,785,002
Total Investment Securities
(Cost $207,004,546) — 102.3%		205,349,367
Liabilities in excess of other assets — (2.3%)		(4,708,809)
Net Assets — 100.0%		$200,640,558

*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)	All or portion of this security was on loan at December 31, 2012. The total value of securities on loan was $8,711,577, which was collateralized by a repurchase agreement with a value of $5,785,002 and $3,393,412 of collateral in the form of securities such as obligations of other foreign countries.
(b)	The security was purchased with cash collateral held from securities on loan at December 31, 2012. The total value of securities purchased was $5,785,002.

As of December 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,134,875
Aggregate gross unrealized depreciation	(16,790,528)
Net unrealized depreciation	$(1,655,653)
Federal income tax cost of investments	$207,005,020

Futures Contracts Purchased

MAXISSM Nikkei 225 Index Fund had the following open long futures contracts as of December 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

SGX Mini Nikkei 225 Futures Contracts	19	03/07/13	$1,137,675	$96,716

Cash collateral in the amount of $429,663 was pledged to cover margin requirements for open futures contracts as of December 31, 2012.

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
December 31, 2012 (Unaudited)

Forward Foreign Currency Contracts

MAXISSM Nikkei 225 Index Fund had the following outstanding contracts as of December 31, 2012:

Buy Contracts*

Buy Contracts	Counterparty	Settlement Date	Units of Currency	Value	Unrealized Depreciation
Japanese Yen	Morgan Stanley & Co., Inc.	03/21/13	30,735,974	$354,775	$(15,225)

* Fund buys Japanese Yen, sells U.S. Dollar

See accompanying notes to the schedule of investments.

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments
December 31, 2012 (Unaudited)

1.	Organization

Precidian ETFs Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is registered as an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust currently consists of one diversified investment portfolio, the MAXISSM Nikkei 225 Index Fund (the “Fund”). The Fund is managed by Precidian Funds LLC (“Advisor”). Northern Trust Investments, Inc. (“NTI”) acts as sub-advisor (“Sub-Advisor”) to the Fund.

The Fund had no operations from May 12, 2011 (initial seeding date) until July 8, 2011 (commencement of operations) other than matters relating to its organization and sale and issuance of 6,666 shares of beneficial interest in the Fund to the Fund’s Advisor at the net asset value of $15.00 per share.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Nikkei 225 Index (“Underlying Index”) created by Nikkei Inc. (the “Index Provider”). The Underlying Index measures the performance of 225 highly liquid stocks traded on the large cap or “first” section of the Tokyo Stock Exchange. The components of the Underlying Index are given an equal weighting based on a par value of 50 Japanese Yen per share, whereby the prices of stocks with other par values are adjusted to also reflect a par value of 50 Japanese Yen per share.

There can be no assurance that the Fund’s objective will be achieved.

2.	Basis of presentation

The preparation of the Schedule of Investments is in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of the Fund’s portfolio securities is based on such securities’ closing price on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees (the “Board”). The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Fund may fair value foreign equity portfolio securities each day the Fund calculates its net asset value. Accordingly, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value (“NAV”) and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares. Open-end investment companies are valued at their net asset value.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments (continued)
December 31, 2012 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2012, for the Fund based upon the three levels defined above:

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Total
	Common Stocks	Futures Contracts	Repurchase Agreement	Forward Foreign Currency Contracts	Investment Securities	Other Financial Instruments including Futures Contracts and Forward Foreign Currency Contracts
MAXISSM Nikkei 225 Index Fund	$199,564,365	$96,716	$5,785,002	$(15,225)	$205,349,367	$81,491

For the period ended December 31, 2012, there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedule of Investments to view equity securities segregated by industry type. There were no transfers between Level 1 and Level 2 for the period ending December 31, 2012.

Foreign Currency Transactions

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other that U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities and income are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains and losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting in changes in exchange rates.

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments (continued)
December 31, 2012 (Unaudited)

Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended December 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates.

Securities Lending

The Fund may lend portfolio securities constituting up to 33 1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower, at all times, maintains the Fund’s cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income (to be retained by the Fund) from a borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the Fund or the borrower. The Fund may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important for the Fund with respect to the investment.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans, by the purchaser, to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Fund may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Advisor or Sub-Advisor believes to be representative of the Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts), by their terms, call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments (continued)
December 31, 2012 (Unaudited)

closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

3.	Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected in the market more quickly than the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Risks Related to Investing in Japan. The Underlying Index is comprised of securities of companies that are traded on the Tokyo Stock Exchange and domiciled in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners (including the U.S. and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Nikkei 225 Sector Concentration Risk. The three largest sector concentrations of the Underlying Index are the consumer discretionary, industrials and information technology sectors. Consumer product companies are affected by interest rates, exchange rates, competition, and consumer confidence and preferences. Manufacturing companies may face supply and demand constraints and product obsolescence issues and can experience losses due to government regulations, environmental damage and product liability claims, and changes in exchange rates and commodity prices. Information technology companies are subject to risks of limited financing, competition, technological obsolescence and patent rights or regulatory approval delays.

Currency Risk. Because the Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the Japanese Yen depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings in that market increases.

Precidian ETFs Trust
Notes to Quarterly Schedule of Investments (continued)
December 31, 2012 (Unaudited)

Derivatives Risk. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. As a non-principal investment strategy, the Fund may utilize futures, options, swaps and forward foreign currency contacts to track its Underlying Index or individual components of an Underlying Index. The Fund will have exposure to derivative risks, which include a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk where losses may be magnified if the derivative contains an element of leverage, liquidity risk if the Fund is unable to sell a derivative or is otherwise required to reserve its assets against its exposure under the derivative, interest rate risk if the derivative is interest-rate sensitive, market risk associated with the market in which the derivative trades (if any), credit risk of the counterparty to the derivative contract that may impair the value of the Fund’s derivative, currency risk if fluctuations in exchange rates adversely affect the value of the Fund’s derivative and the risk that the Advisor or Sub-Advisor fail to utilize derivatives in a manner to achieve the Fund’s investment goal. To the extent the Fund utilizes derivatives that are entered into over-the-counter (i.e., futures, options, swaps or forward foreign currency contracts that are not traded on an exchange), the Fund may also have exposure to the risk of a counterparty’s default, and the risk that the Fund may improperly value a derivative for which market quotations are unavailable.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Precidian ETFs Trust

By:	/s/ Daniel J. McCabe
Daniel J. McCabe
President and Principal Executive Officer
February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel J. McCabe
Daniel J. McCabe
President and Principal Executive Officer
February 21, 2013

By:	/s/ Brent Arvidson
Brent Arvidson
Treasurer and Principal Financial Officer
February 21, 2013